As filed with the Securities and Exchange Commission on April 18, 2014

Securities Act Registration No. 2-27058

Investment Company Act File No. 811-1519

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 66

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 44

State Farm Associates’ Funds Trust

(Exact name of Registrant as Specified in Charter)

One State Farm Plaza, Bloomington, Illinois	61710-0001
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (800) 447-0740

Alan Goldberg
K&L Gates LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Amending Parts A, B and C, and filing exhibits

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to rule 485(b)

☐	on April 1, 2014 pursuant to rule 485(b)

☐	60 days after filing pursuant to rule 485(a)(1)

☐	on pursuant to Rule 485(a)(1)

☐	75 days after filing pursuant to rule 485(a)(2)

☐	on pursuant to rule 485(a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, State Farm Associates’ Funds Trust, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bloomington, and State of Illinois on the 18th day of April 2014.

STATE FARM ASSOCIATES’ FUNDS TRUST

By:	/s/ Michael L. Tipsord
Michael L. Tipsord
Trustee and President

Pursuant to the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Michael L. Tipsord	Trustee and President	April 18, 2014

*Edward B. Rust, Jr.	Trustee, Chairperson of the Board	April 18, 2014

*Thomas M. Mengler	Trustee	April 18, 2014

*James A. Shirk	Trustee	April 18, 2014

*Diane L. Wallace	Trustee	April 18, 2014

*Victor J. Boschini	Trustee	April 18, 2014

*David L. Vance	Trustee	April 18, 2014

*Alan R. Latshaw	Trustee	April 18, 2014

*Anita M. Nagler	Trustee	April 18, 2014

By:	/s/ David Moore
David Moore
Attorney-In-Fact
April 18, 2014

*Powers of attorney authorizing David Moore, among others, to execute this Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and are filed herewith.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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